Restricted Shares Activity (Detail) (Parent Company, USD $)	12 Months Ended
Dec. 31, 2014
Parent Company
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2013	146,510
Granted	152,852
Vested	(45,161)
Forfeited	(34,797)
Unvested, December 31, 2014	219,404
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2013	$ 1,151.40
Granted	$ 1,815.60
Vested	$ 1,157.70
Forfeited	$ 1,346.10
Unvested, December 31, 2014	$ 1,582.60